Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Summary of guarantees, acceptances and credit commitments
(a)	Guarantees, acceptances and credit commitments as of December 31, 2024 and 2025 are as follows:

	2024		2025
Guarantees and purchase agreements:
Outstanding guarantees	~~W~~	15,315,381	18,642,539
Contingent guarantees		5,068,782	4,917,473
ABS and ABCP purchase agreements		2,123,665	2,649,382

		22,507,828	26,209,394

Commitments to extend credit:
Loan commitments in won		93,064,772	95,042,772
Loan commitments in foreign currency		28,613,692	25,559,545
Unused credit commitments		90,700,766	93,230,869
Other agreements		6,601,564	6,483,867

		218,980,794	220,317,053

Endorsed bills:
Secured endorsed bills		1,367	12,574
Unsecured endorsed bills		11,937,894	10,560,935

		11,939,261	10,573,509

	~~W~~	253,427,883	257,099,956

Summary of pending litigations
(b)	Pending litigations
The Group’s pending lawsuits as a defendant as of December 31, 2025 are as follows:

Case	Number of claims	Claim amount		Description	Status
Return of unjust earning	1	~~W~~	5,027	The plaintiff, a residents’ representative council composed of apartment residents, claims that, following a final court judgment invalidating the formation of the 5th and 6th residents’ representative councils of the apartment complex, illegal acts occurred in the handling of the plaintiff’s Shinhan Bank account, including the transfer of account ownership, in connection with a change in the plaintiff’s representative at the time, thereby causing damages to the plaintiff.	The first trial is ongoing as of December 31, 2025.

Loss claim	2		73,830	A case in which OO Bank and OO Securities filed a lawsuit for damages against employees of Shinhan Securities Co., Ltd. alleging their involvement in the illegal activities of Lime Asset Management.	The second trial is ongoing as of December 31, 2025. (*1)

Loss claim	2		36,937	A case in which OO Bank and OO Securities filed a lawsuit for damages against employees of Shinhan Securities Co., Ltd. alleging their involvement in the illegal activities of Lime Asset Management.	The first trial is ongoing as of December 31, 2025. (*2)

Loss claim regarding responsibility for construction completion in a management-type land trust	9		261,630	Lenders holding claims for principal and interest have filed lawsuits for damages against Shinhan Asset Trust Co., Ltd., regarding its failure to meet construction completion deadlines under managed land trust agreements with completion guarantees	(*3)

Other trust-related litigations	718		640,999	Claims against Shinhan Asset Trust Co., Ltd. for defect-related damages, refund of the purchase price, and other related claims	(*4)

Case	Number of claims	Claim amount		Description	Status
Others	465	390,946	Includes multiple cases: Shinhan Bank
~~W~~
164,553 million (264 cases), Shinhan Card
~~W~~
13,206 million (49 cases), Shinhan Securities
~~W~~
120,534 million (28 cases), Shinhan Life
~~W~~
10,350 million (93 cases), Shinhan Capital
~~W~~
				30,864 million (4 cases), and others.	(*5)

	1,197	~~W~~	1,409,369

(*1)	Following a partial loss in the first trial on February 14, 2025, approximately ~~W~~ 63,200 million was paid. An appeal has been filed and the case is currently pending in the second trial.
(*2)
Subsequent to the end of the reporting period, a partial loss was decided in the first trial on February 5, 2026, and approximately
~~W~~
41,500 million was paid. As of December 31, 2025 the Group has recognized litigation provisions of approximately
~~W~~
40,100 million.

(*3)
As of the end of the reporting period, there were five cases pending in the court of first instance (claim amount:
~~W~~
169,930 million) and four cases pending in the court of second instance (claim amount:
~~W~~
91,700 million). However, subsequent to the reporting period, all cases were concluded through withdrawal of the lawsuits following separate settlements with the plaintiffs.

(*4)
These lawsuits are related to the trust business of Shinhan Asset Trust Co., Ltd. In the event of a loss, the judgment amount (principal and interest) will be paid from the trust account or can be recovered through a right of indemnity against trust-related parties. Accordingly, the impact on the Group’s own account is expected to be limited.

(*5)
Subsequent to the reporting period, on February 11, 2026, an unfavorable judgment was issued by
the court of first instance in a claim

for damages
related to
the

trust business (1 case, claim amount:
~~W~~
7,005 million), and on February 12, 2026, a partially
unfavorable
judgment was issued by
 the court of second instance in a lawsuit
seeking contractual
agreed payments filed by a
plaintiff
(1 case, claim amount:
~~W~~
5,000 million). As of December 31, 2025, the Group recognized provisions for litigation amounting to
~~W~~
3,694 million and
~~W~~
7,379 million, respectively, in

connection with these
cases. The cases are currently pending on appeal and before the Supreme Court, respectively.